Prospectus supplement dated June 1, 2017
to the following prospectus(es):
BOA Achiever Annuity, BOA America's Future Annuity II, BOA Elite Venue Annuity, BOA Future Venue Annuity, Nationwide Destination All American Gold, and Nationwide Destination C
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 1, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - DFA NVIT Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Nationwide Variable Insurance Trust - DFA NVIT Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Mutual Fund and Variable Insurance Trust – Catalyst Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust – Rational Insider Buying VA Fund
(2)	Effective May 1, 2017, the investment objective for the following underlying mutual funds are updated as indicated below:
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
(3)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective June 5, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Janus Aspen Series - Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Aspen Series - Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares
PROS-0355